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                                                                     [NATIONWIDE
                                                                      INSURANCE
                                                                         LOGO]

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OH 43215-2220


December 30, 1996

VIA EDGAR

The United States Securities and
         Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Subject: NACo Variable Account of
         Nationwide Life Insurance Company
         SEC File No. 33-33425; 811-5999
         CIK No. 0000070281

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide NACo Variable Account (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (b) under Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 10 (under the Securities Act of 1933) and No. 11 (under the Investment Company Act of 1940) to the Registration Statement for the Company and the Variable Account which was filed with the Securities and Exchange Commission electronically on December 20, 1996 and became effective December 23, 1996.

If there are any questions in connection with the enclosed, please contact Brian
M. Bacon, Esq. at (614) 249-7452.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ Joseph P. Rath
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    Joseph P. Rath
    Vice President and Associate General Counsel